Cash and Cash Equivalents - Additional Information (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Cash, cash equivalents and marketable securities [Line Items]
Commerclial paper	¥ 199,977	¥ 20,000
Held-to-maturity Securities
Cash, cash equivalents and marketable securities [Line Items]
Commerclial paper	259,972	39,990
Held-to-maturity Securities | Commercial Paper
Cash, cash equivalents and marketable securities [Line Items]
Short-term investments	¥ 59,995	¥ 19,990